RESEARCH AND DEVELOPMENT COSTS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Finite-Lived Intangible Assets [Line Items]
Research and development costs expensed during the year	€ 527,847	€ 556,617	€ 509,580
Total research and development costs	643,038	657,119	613,635
Development costs
Schedule of Finite-Lived Intangible Assets [Line Items]
Amortization of capitalized development costs	€ 115,191	€ 100,502	€ 104,055